WisdomTree Trust
                           48 Wall Street, 11th Floor
                               New York, NY 10005

September 29, 2006

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

RE:   WisdomTree Trust (the "Trust")
      Post-Effective Amendment No. 2 to Registration Statement on Form N-1A File Nos. 333-132380 and 811-21864

Ladies and Gentleman:

      Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A. The purpose of the Amendment is to add certain exhibits to the Trust's Registration Statement, to respond to comments from the Staff of the Securities and Exchange Commission relating to ten new Funds of the Trust, and to make certain non-material changes to the Trust's Registration Statement. By letter to the Staff dated September 28, 2006 we requested that the effective date for Post-Effective Amendment No. 2 to the above-captioned Registration Statement be accelerated so that it will become effective on Monday, October 2, 2006, or as soon thereafter as practicable.

                                            Very truly yours,

                                            WisdomTree Trust


                                            By: /s/ Richard A. Morris
                                                ----------------------------
                                            Name:  Richard A. Morris
                                            Title: Secretary